Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [Abstract]
Property, Plant and Equipment
	Computer Equipment $’000	Office Equipment $’000	Medical Devices $’000	Total $’000
Cost
At January 1, 2021	—	—	—	—
Additions	57	8	39	104
Exchange difference	(2)	—	(1)	(3)
At December 31, 2021	55	8	38	101

Accumulated Depreciation
At January 1, 2021	—	—	—	—
Additions	10	1	9	20
Exchange difference	(1)	—	—	(1)
At December 31, 2021	9	1	9	19

Net Book Amount
At December 31, 2021	46	7	29	82

Cost
At January 1, 2022	55	8	38	101
Additions	67	—	—	67
Exchange difference	(3)	—	(2)	(5)
At December 31, 2022	119	8	36	163

Accumulated Depreciation
At January 1, 2022	9	1	9	19
Additions	28	2	17	47
Exchange difference	—	—	—	—
At December 31, 2022	37	3	26	66

Net Book Amount
At December 31, 2022	82	5	10	97